UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semper Augustus Investments Group LLC
Address: 640 Plaza Drive
         Suite 160
         Highlands Ranch, CO  80129

13F File Number:  28-12692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad S. Christensen
Title:     Vice President/Partner
Phone:     (303) 893-1214

Signature, Place, and Date of Signing:

     /s/ Chad S. Christensen     Highlands Ranch, CO/USA     November 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $137,804 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      596    11400 SH       SOLE                    11400        0        0
AVX CORP NEW                   COM              002444107     1787   129296 SH       SOLE                   129296        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    10707       86 SH       SOLE                       86        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    19831   239852 SH       SOLE                   239852        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     1013    37349 SH       SOLE                    37349        0        0
BROWN & BROWN INC              COM              115236101     3344   165650 SH       SOLE                   165650        0        0
CHUBB CORP                     COM              171232101      904    15864 SH       SOLE                    15864        0        0
CNA FINL CORP                  COM              126117100     1083    38680 SH       SOLE                    38680        0        0
COCA COLA CO                   COM              191216100     2095    35800 SH       SOLE                    35800        0        0
CONOCOPHILLIPS                 COM              20825C104      212     3700 SH       SOLE                     3700        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     6965   215551 SH       SOLE                   215551        0        0
COSTCO WHSL CORP NEW           COM              22160K105     1353    20977 SH       SOLE                    20977        0        0
DIEBOLD INC                    COM              253651103     3141   101025 SH       SOLE                   101025        0        0
EMERSON ELEC CO                COM              291011104     1390    26400 SH       SOLE                    26400        0        0
EXXON MOBIL CORP               COM              30231G102    17408   281730 SH       SOLE                   281730        0        0
GANNETT INC                    COM              364730101      273    22286 SH       SOLE                    22286        0        0
GENERAL ELECTRIC CO            COM              369604103     6560   403711 SH       SOLE                   403711        0        0
INTEL CORP                     COM              458140100     2742   142790 SH       SOLE                   142790        0        0
INTERNATIONAL ASSETS HLDG CO   COM              459028106     1009    42700 SH       SOLE                    42700        0        0
JOHNSON & JOHNSON              COM              478160104     2754    44440 SH       SOLE                    44440        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106      332     5825 SH       SOLE                     5825        0        0
MERCK & CO INC NEW             COM              58933Y105     5031   136668 SH       SOLE                   136668        0        0
MERCURY GENL CORP NEW          COM              589400100    16077   393376 SH       SOLE                   393376        0        0
MICROSOFT CORP                 COM              594918104     6122   249960 SH       SOLE                   249960        0        0
MOTOROLA INC                   COM              620076109      154    18000 SH       SOLE                    18000        0        0
NEWMONT MINING CORP            COM              651639106     5312    84580 SH       SOLE                    84580        0        0
PEPSICO INC                    COM              713448108      239     3600 SH       SOLE                     3600        0        0
PFIZER INC                     COM              717081103      664    38677 SH       SOLE                    38677        0        0
PHILIP MORRIS INTL INC         COM              718172109     1904    33940 SH       SOLE                    33940        0        0
PROCTER & GAMBLE CO            COM              742718109      462     7699 SH       SOLE                     7699        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      782    12968 SH       SOLE                    12968        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105     2669    80265 SH       SOLE                    80265        0        0
STATOIL ASA                    SPONSORED ADR    85771P102     2253   107405 SH       SOLE                   107405        0        0
TELLABS INC                    COM              879664100     1903   255455 SH       SOLE                   255455        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1250    24000 SH       SOLE                    24000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102     1282    48641 SH       SOLE                    48641        0        0
VICAL INC                      COM              925602104      867   389010 SH       SOLE                   389010        0        0
WAL MART STORES INC            COM              931142103      803    15000 SH       SOLE                    15000        0        0
WASHINGTON FED INC             COM              938824109     3392   221980 SH       SOLE                   221980        0        0
WHITE MTNS INS GROUP LTD       COM              G9618E107     1139     3691 SH       SOLE                     3691        0        0